Contingent liabilities, contractual commitments and guarantees	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

32	Contingent liabilities, contractual commitments and guarantees

		HSBC		HSBC Holdings[1]
		2020	2019	2020	2019
	Footnotes	$m	$m	$m	$m
Guarantees and other contingent liabilities:
– financial guarantees		18,384	20,214	13,787	11,061
– performance and other guarantees		78,114	75,933	—	—
– other contingent liabilities		1,219	1,576	119	289
At 31 Dec		97,717	97,723	13,906	11,350
Commitments:	2
– documentary credits and short-term trade-related transactions		7,178	6,316	—	—
– forward asset purchases and forward deposits placed		66,506	56,326	—	—
– standby facilities, credit lines and other commitments to lend		771,086	734,966	—	—
At 31 Dec		844,770	797,608	—	—
1    Guarantees by HSBC Holdings are all in favour of other Group entities.
2    Includes $659,783m of commitments at 31 December 2020 (31 December 2019: $600,029m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.
The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 27.
The majority of the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against Group companies are excluded from this note but are disclosed in Notes 27 and 34.
Financial Services Compensation Scheme
The Financial Services Compensation Scheme (‘FSCS’) provides compensation, up to certain limits, to eligible customers of financial services firms that are unable, or likely to be unable, to pay claims against them. The FSCS may impose a further levy on the Group to the extent the industry levies imposed to date are not sufficient to cover the compensation due to customers in any future possible collapse. The ultimate FSCS levy to the industry as a result of a collapse cannot currently be estimated reliably. It is dependent on various uncertain factors including the potential recoveries of assets by the FSCS, changes in the level of protected products (including deposits and investments) and the population of FSCS members at the time.
Associates
HSBC’s share of associates’ contingent liabilities, contractual commitments and guarantees amounted to $53.1bn at 31 December 2020 (2019: $46.7bn). No matters arose where HSBC was severally liable.